Summary of Significant Accounting Policies - Additional Information (Detail) - USD ($)		6 Months Ended		9 Months Ended	12 Months Ended
	Mar. 04, 2022	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Jan. 01, 2022	Dec. 31, 2019
Summary of Significant Accounting Policies [Line Items]
FDIC insured amount		$ 250,000		$ 250,000	$ 250,000	$ 250,000
Cash equivalents		333,000
Unrecognized tax benefits				709,000	709,000	674,000		$ 648,000
Accrued for interest and penalties				0	0	0
Estimate of incremental compensation expenses		16,000	$ 1,740,000		3,479,000	895,000
Proceeds from capital contribution					16,200,000	16,200,000
Allowance for doubtful debts on accounts receivable current				0	0	0
Write down of inventory		74,000	$ 84,000		75,000	58,000
Impairment of long lived assets held for use					0	0
Product warranty liability current		0		0	0	0
Restricted cash, noncurrent		333,000		0	0
Operating Lease Liability		$ 3,256,000		1,341,000	1,341,000		$ 3,256,000
Operating Lease Discount Rate Percent		7.90%
Operating Lease Right Of Use Asset		$ 3,059,000		3,059,000	3,059,000
Increase Decrease In Prepaid Rent		43,000
Retained earnings accumulated deficit		(82,586,000)		(75,401,000)	(75,401,000)	(65,505,000)
Increase Decrease In Deferred Rent		240,000
New lease accounting standard [Member]
Summary of Significant Accounting Policies [Line Items]
Retained earnings accumulated deficit		$ 154,000
Selling, General and Administrative Expenses [Member]
Summary of Significant Accounting Policies [Line Items]
Advertising costs					$ 44,000	$ 10,000
Minimum [Member]
Summary of Significant Accounting Policies [Line Items]
Accounts receivable credit period					30 days	30 days
Maximum [Member]
Summary of Significant Accounting Policies [Line Items]
Accounts receivable credit period					60 days	60 days
Major Customer One [Member] | Revenue Benchmark [Member] | Customer Concentration Risk [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage		30.00%	52.00%		56.00%	49.00%
Major Customer One [Member] | Accounts Receivable [Member] | Customer Concentration Risk [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage		55.00%			25.00%	86.00%
Major Customer Two [Member] | Revenue Benchmark [Member] | Customer Concentration Risk [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage		24.00%	33.00%		24.00%	36.00%
Major Customer Two [Member] | Accounts Receivable [Member] | Customer Concentration Risk [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage		19.00%			19.00%	14.00%
Major Customer Three [Member] | Revenue Benchmark [Member] | Customer Concentration Risk [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage		16.00%				10.00%
Major Customer Three [Member] | Accounts Receivable [Member] | Customer Concentration Risk [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage					19.00%
Major Customer Four [Member] | Revenue Benchmark [Member] | Customer Concentration Risk [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage		14.00%
Major Customer Four [Member] | Accounts Receivable [Member] | Customer Concentration Risk [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage					18.00%
Major Customer Five [Member] | Accounts Receivable [Member] | Customer Concentration Risk [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage					15.00%
Kensington Capital Acquisition Corp. IV [Member]
Summary of Significant Accounting Policies [Line Items]
FDIC insured amount		$ 250,000		250,000	$ 250,000
Cash equivalents		$ 0		0	0
Restricted investments term		185 days
Unrecognized tax benefits		$ 0	$ 0	0	0
Accrued for interest and penalties		0		0	0
Retained earnings accumulated deficit		$ (18,346,930)		$ (59,311)	$ (59,311)
Warrant [Member] | Kensington Capital Acquisition Corp. IV [Member]
Summary of Significant Accounting Policies [Line Items]
Antidilutive securities excluded from computation of earnings per share, amount		62,000,000
Common Class A [Member] | Kensington Capital Acquisition Corp. IV [Member]
Summary of Significant Accounting Policies [Line Items]
Stock issued during period shares	20,000,000
Common Class B [Member] | Kensington Capital Acquisition Corp. IV [Member]
Summary of Significant Accounting Policies [Line Items]
Weighted average number of shares common stock subject to repurchase or cancellation				1,285,714
IPO [Member] | Kensington Capital Acquisition Corp. IV [Member]
Summary of Significant Accounting Policies [Line Items]
Stock issued during period shares				20,000,000
IPO [Member] | Common Class A [Member] | Kensington Capital Acquisition Corp. IV [Member]
Summary of Significant Accounting Policies [Line Items]
Stock issued during period shares	23,000,000	23,000,000
Working Capital Loan [Member] | Kensington Capital Acquisition Corp. IV [Member]
Summary of Significant Accounting Policies [Line Items]
Debt instrument conversion price	$ 0.5	$ 0.5
US Government Securities [Member] | Kensington Capital Acquisition Corp. IV [Member]
Summary of Significant Accounting Policies [Line Items]
Restricted investments term		185 days